Debt: Schedule of outstanding balances of short-term and long-term debt by denominated currencies and major banks (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of outstanding balances of short-term and long-term debt by denominated currencies and major banks:
Schedule of outstanding balances of short-term and long-term debt by denominated currencies and major banks

	December 31, 2011	December 31, 2010
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
Bonds	1,932,482	1,312,469
Sberbank	1,352,453	906,479
VTB	740,599	610,298
Gazprombank	449,994	393,741
Eurasian Development Bank	87,004	–
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	41,410	–
Alfa-bank	31,060	–
MBRR	31,060	49,218
Bank of Moscow	–	177,183
Other	164,464	92,060
Total	4,830,526	3,541,448

U.S. dollar-denominated:
Syndicated credit facility	1,765,926	2,000,000
Gazprombank	1,000,000	1,000,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	243,563	38,855
Sberbank	177,000	–
Alfa-bank	150,000	100,000
Uralsib	145,000	95,000
Fortis Bank	85,722	4,900
Raiffeisen Bank	50,000	–
ING Bank	–	23,225
Other	74,077	92,454
Total	3,691,288	3,354,434

Euro-denominated:
Fortis Bank	158,981	56,785
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	147,931	50,653
ING Bank	104,661	40,553
VTB	65,351	35,320
Uralsib	64,715	59,740
Raiffeisen Bank	55,822	17,499
Gazprombank	34,947	–
Alfa-bank	7,811	–
Sberbank	7,011	6,492
Other	171,959	139,902
Total	819,189	406,944

Romanian lei-denominated:
Raiffeisen Bank	16,922	15,603
Total	16,922	15,603

Kazakh tenge-denominated:
Sberbank	28,538	–
Total	28,538	–

Turkish lira-denominated:
Other	10,418	–
Total	10,418	–

Total short-term and long-term debt	9,396,881	7,318,429